Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and intangible assets
Intangible assets
	Goodwill	Internally generated software	Other software	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m
2018
Cost
As at 1 January 2018	4,759	5,501	427	1,547	519	12,753
Additions and disposals	-	280	(34)	-	12	258
Exchange and other movements	9	54	(4)	83	27	169
As at 31 December 2018	4,768	5,835	389	1,630	558	13,180
Accumulated amortisation and impairment
As at 1 January 2018	(860)	(2,195)	(313)	(1,209)	(327)	(4,904)
Disposals	-	530	101	-	13	644
Amortisation charge	-	(669)	(50)	(81)	(34)	(834)
Impairment charge	-	(6)	-	-	-	(6)
Exchange and other movements	(1)	(22)	8	(69)	(23)	(107)
As at 31 December 2018	(861)	(2,362)	(254)	(1,359)	(371)	(5,207)
Net book value	3,907	3,473	135	271	187	7,973
2017
Cost
As at 1 January 2017	4,847	4,927	204	1,708	551	12,237
Additions and disposals	-	662	16	(15)	13	676
Exchange and other movements	(88)	(88)	207	(146)	(45)	(160)
As at 31 December 2017	4,759	5,501	427	1,547	519	12,753
Accumulated amortisation and impairment
As at 1 January 2017	(930)	(1,864)	(143)	(1,231)	(343)	(4,511)
Disposals	-	207	10	15	24	256
Amortisation charge	-	(546)	(32)	(101)	(36)	(715)
Impairment charge	-	(52)	-	-	-	(52)
Exchange and other movements	70	60	(148)	108	28	118
As at 31 December 2017	(860)	(2,195)	(313)	(1,209)	(327)	(4,904)
Net book value	3,899	3,306	114	338	192	7,849

Goodwill

Goodwill

Goodwill is allocated to business operations according to business segments as follows:

	2018	2017
	£m	£m
Barclays UK	3,526	3,526
Barclays International	334	325
Head Office	47	48
Total net book value of goodwill	3,907	3,899